UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09417

Name of Fund: The BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The BlackRock Pennsylvania Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 108.6%
Corporate — 4.5%
Beaver County IDA, Refunding RB, FirstEnergy, Mandatory Put Bonds, 3.38%, 1/01/35 (a)	$200	$199,524
Montgomery County IDA Pennsylvania, RB, Philadelphia Presbytery Homes, 6.63%, 12/01/30	150	153,189
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania, Inc. Project, Series A, AMT, 6.75%, 10/01/18	600	725,496
Pennsylvania Economic Development Financing Authority, Refunding RB, Aqua Pennsylvania, Inc. Project, Series A, AMT, 5.00%, 12/01/34	180	178,761
		1,256,970
County/City/Special District/School District — 10.0%
County of York Pennsylvania, GO, 5.00%, 3/01/36	100	101,898
Delaware Valley Regional Financial Authority, RB, Series A (AMBAC), 5.50%, 8/01/28	1,000	1,029,030
Marple Newtown School District, GO (AGM), 5.00%, 6/01/31	600	628,476
Owen J Roberts School District, GO, 4.75%, 11/15/25	700	735,217
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	100	105,414
Philipsburg Osceola Area School District PA, GO (AGM), 5.00%, 4/01/41	195	194,388
		2,794,423
Education — 17.5%
Adams County IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	100	106,144
5.00%, 8/15/25	100	105,427
Cumberland County Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	200	202,142
Delaware County Authority, RB:
Haverford College, 5.00%, 11/15/35	415	427,172
Haverford College, 5.00%, 11/15/40	300	306,618
Villanova University, 5.25%, 12/01/31	100	105,945

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (concluded)
Lancaster Higher Education Authority, RB, Franklin & Marshall College Project, 5.00%, 4/15/37	$500	$505,360
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	150	150,308
Drexel University, Series A, 5.25%, 5/01/41	1,180	1,190,667
Thomas Jefferson University, 5.00%, 3/01/40	1,000	1,004,110
Pennsylvania Higher Educational Facilities Authority, Refunding RB, State System of Higher Education, Series AL, 5.00%, 6/15/35	100	102,590
Swarthmore Borough Authority, Refunding RB, Series A, 4.30%, 9/15/28	285	290,800
University of Pittsburgh Pennsylvania, RB, Capital Project, Series B, 5.00%, 9/15/28	350	378,535
		4,875,818
Health — 42.4%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A:
5.00%, 11/15/28	250	210,908
5.38%, 11/15/40	470	395,204
Berks County Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	500	523,585
Bucks County IDA, Refunding RB, Pennswood Village Project, Series A, 6.00%, 10/01/12 (b)	1,150	1,234,973
Centre County Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	390	420,143
Cumberland County Municipal Authority, RB, Diakon Lutheran, 6.38%, 1/01/39	500	506,590
Dauphin County General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	500	511,235
Franklin County IDA Pennsylvania, RB, Chambersburg Hospital Project, 5.38%, 7/01/42	415	393,175

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AICUP	Association of Independent Colleges and Universities of Pennsylvania
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single Family

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (concluded)
Lehigh County General Purpose Authority, Refunding RB, Saint Luke’s Bethlehem Hospital, 5.38%, 8/15/13 (b)	$2,000	$2,200,220
Lycoming County Authority, Refunding RB, Susquehanna Health System Project, Series A, 5.75%, 7/01/39	210	198,047
Monroe County Hospital Authority Pennsylvania, Refunding RB, Pocono Medical Center, 5.13%, 1/01/37	345	321,143
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital, Series A, 5.13%, 6/01/33	370	361,187
Montgomery County IDA Pennsylvania, RB, Acts Retirement Life Community:
5.25%, 11/15/28	1,250	1,178,050
Series A, 4.50%, 11/15/36	375	292,106
Pennsylvania Higher Educational Facilities Authority, RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	1,000	1,005,580
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial, Series B (AGC), 5.38%, 7/01/35	245	247,149
Southcentral General Authority, Refunding RB, Wellspan Health Obligor Group, Series A, 6.00%, 6/01/29	1,250	1,357,050
Union County Hospital Authority, Refunding RB, Evangelical Community Hospital Project, 7.00%, 8/01/41	460	472,641
		11,828,986
Housing — 9.4%
Pennsylvania HFA, RB, AMT:
Series 94-A, GO, 5.10%, 10/01/31	150	149,427
Series 95-A, 4.90%, 10/01/37	975	945,565
Pennsylvania HFA, Refunding RB, AMT:
S/F Mortgage, Series 92-A, 4.75%, 4/01/31	110	106,174
Series 97A, 4.65%, 10/01/31	1,300	1,225,172
Series 99A, 5.15%, 4/01/38	200	198,552
		2,624,890
State — 2.0%
Commonwealth of Pennsylvania, GO, First Series, 5.00%, 3/15/29	275	294,781
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	250	256,635
		551,416

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Transportation — 18.4%
City of Philadelphia Pennsylvania, RB, Series A, 5.00%, 6/15/40	$1,000	$995,400
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	750	753,037
Pennsylvania Economic Development Financing Authority, RB, Series A, AMT Amtrak Project:
6.25%, 11/01/31	1,000	1,004,860
6.38%, 11/01/41	1,000	1,003,710
Pennsylvania Turnpike Commission, RB:
Series A (AMBAC), 5.25%, 12/01/32	870	891,863
Sub Series A, 5.13%, 12/01/26	100	105,106
Sub-Series A, 6.00%, 12/01/41	100	104,105
Sub-Series B, 5.25%, 6/01/24	250	266,248
		5,124,329
Utilities — 4.4%
City of Philadelphia Pennsylvania, RB:
Ninth Series, 5.25%, 8/01/40	270	259,513
Series A, 5.25%, 1/01/36	100	101,159
Series C (AGM), 5.00%, 8/01/40	350	353,031
Lycoming County Water & Sewer Authority, RB (AGM), 5.00%, 11/15/41	100	99,221
Montgomery County IDA Pennsylvania, RB, Aqua Pennsylvania, Inc. Project, Series A, AMT, 5.25%, 7/01/42	300	294,141
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	100	103,498
		1,210,563
Total Municipal Bonds in Pennsylvania		30,267,395
Guam — 0.5%
County/City/Special District/School District — 0.5%
Territory of Guam, RB, Section 30, Series A, 5.63%, 12/01/29	150	151,628
Total Municipal Bonds in Guam		151,628
Puerto Rico — 14.3%
State — 11.8%
Commonwealth of Puerto Rico, GO, Refunding, Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	385	405,436
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series N, 5.00%, 7/01/37	300	273,615
Puerto Rico Public Finance Corp., RB, Commonwealth Appropriation, Series E, 5.50%, 2/01/12 (b)	1,495	1,534,886

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JULY 31, 2011	2

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
State (concluded)
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	$1,000	$1,072,760
		3,286,697
Utilities — 2.5%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	200	201,168
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	500	501,115
		702,283
Total Municipal Bonds in Puerto Rico		3,988,980
U. S. Virgin Islands — 0.3%
State — 0.3%
Virgin Islands Public Finance Authority, RB, Senior Lien, Capital Projects, Series A-1, 5.00%, 10/01/39	100	88,827
Total Municipal Bonds – 123.7%		34,496,830

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
Pennsylvania — 36.1%
Education — 8.7%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, 5.75%, 8/15/41	850	889,584
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Trustees of the University of Pennsylvania, Series C, 4.75%, 7/15/35	500	501,780
Pennsylvania State University, RB, 5.00%, 3/01/40	1,000	1,035,250
		2,426,614
Health — 13.3%
Geisinger Authority, RB:
Series A, 5.13%, 6/01/34	500	510,805
Series A, 5.25%, 6/01/39	1,000	1,021,336
Series A-1, 5.13%, 6/01/41	1,160	1,177,388
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Jefferson Health System, Series B, 5.00%, 5/15/40	1,000	989,380
		3,698,909
Housing — 3.5%
Pennsylvania HFA, Refunding RB:
Series 96-A, AMT, 4.70%, 10/01/37	500	465,110
Series 105C, 5.00%, 10/01/39	500	502,180
		967,290

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
Pennsylvania (concluded)
State — 6.8%
Commonwealth of Pennsylvania, GO, First Series, 5.00%, 3/15/28	$825	$889,718
Pennsylvania Turnpike Commission, RB, Series C of 2003 Pennsylvania Turnpike (NPFGC), 5.00%, 12/01/32	1,000	1,024,610
		1,914,328
Transportation — 3.8%
City of Philadelphia Pennsylvania, RB, Series A, AMT (AGM), 5.00%, 6/15/37	1,150	1,068,063
Total Municipal Bonds Transferred to Tender Option Bond Trusts – 36.1%		10,075,204

Total Long-Term Investments (Cost – $43,628,239) – 159.8%		44,572,034

Short-Term Securities	Shares
BIF Pennsylvania Municipal Money Fund, 0.00% (d)(e)	4,363,438	4,363,438
Total Short-Term Securities (Cost – $4,363,438) – 15.7%		4,363,438
Total Investments (Cost - $47,991,677*) – 175.5%		48,935,472
Other Assets Less Liabilities – 1.4%		399,795
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (18.4)%		(5,131,111)
Preferred Shares, at Redemption Value – (58.5)%		(16,325,218)
Net Assets Applicable to Common Shares – 100.0%		$27,878,938

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$38,672,224
Gross unrealized appreciation	$5,461,193
Gross unrealized depreciation	(327,205)
Net unrealized appreciation	$5,133,988

(a)	Variable rate security. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JULY 31, 2011	3

Schedule of Investments (concluded)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at July 31, 2011	Income
BIF Pennsylvania Municipal Money Fund	1,311,773	3,051,665	4,363,438	—

(e)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Financial futures contracts sold as of July 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
10	10-Year US Treasury Note	Chicago Board of Trade	September 2011	$1,224,434	$(32,441)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$44,572,034	—	$44,572,034

Short-Term Securities	$4,363,438	—	—	4,363,438

Total	$4,363,438	$44,572,034	—	$48,935,472

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(32,441)	—	—	$(32,441)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JULY 31, 2011	4

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Pennsylvania Strategic Municipal Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: September 26, 2011